FAIR VALUE MEASUREMENT	6 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 9 -	FAIR VALUE MEASUREMENT

Financial instruments include cash and cash equivalents, time deposits with maturities over three months, accounts receivable, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans, long-term bank loans and bifurcated derivative. The carrying values of these financial instruments, other than long-term bank loans and a bifurcated derivative (which is a recurring fair value measurement), approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loans other than the Convertible Bond approximates its fair value as the long-term bank loans are subject to floating interest rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy.

The value of the liability component is simply the present value of all the cash flows of Convertible Bond if the Convertible Bond conversion and other features are not considered. If the discount rates adopted increased or decreased by 1%, the fair value of Convertible Bond would decrease or increase by $43 and $43, respectively.

The derivative financial liability represents the fair value of the non-conversion compensation feature bifurcated from the convertible bond. The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during six months ended December 31, 2017 are shown in the following table.

Fair value measurements as of December 31, 2017 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as at June 30, 2017 (Audited)	$487
Change in fair-value (included within other expenses, net)	48
Balance as of December 31, 2017 (Unaudited)	$535

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis. Addition assets measured at fair value on a nonrecurring basis as of December 31, 2017 are stated below:

	December 31, 2017 (Unaudited)
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Goodwill(i)	-	-	2,409	2,409
Equity method investment received by giving up nonfinancial assets(ii)			2,345	2,345

Total assets measured at fair value on a non-recurring basis	$-	$-	$4,754	$4,754

(i)
As of December 31, 2017, the Company’s goodwill of $2,409 was related to the acquisition of Beijing Shuanghe Science & Technology Co., Ltd. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.

(ii)
During the year ended December 31, 2017, the investment in Beijing EMCC Technology Co., Ltd. in a form of intangible assets given was measured at fair value with considerations of significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 5).